Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of property and equipment
	2018	2017
Shop Machinery and equipment	$87,534	$87,704
Computers and electronics	32,093	35,270
Office furniture and fixtures	37,814	37,814
Vehicle	-	73,142
Leasehold improvements	19,514	19,514
	176,955	253,444
Less - accumulated depreciation	(123,725)	(97,507)
	$53,230	$155,937